Income tax - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Carry forward tax losses	$ 1,799	$ 2,339	$ 2,438
Deferred tax assets have not been recognised in respect of the tax losses	$ 297	$ 414	$ 413